THE TIMOTHY PLAN

1055 Maitland Center Commons

Maitland, FL 32751

February 2, 2024

EDGAR CORRESPONDENCE

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Fund Class A & C shares of the following funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Small/ Mid Cap Growth (FKA Aggressive Growth Fund), Large/Mid Cap Growth Fund, Growth and Income Fund, Fixed Income Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Strategic Growth Fund and Conservative Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 120 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 120 has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur Ally
President & Chairman of the Board